Other Payables And Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities [Abstract]
Schedule Of Other Payables And Accrued Expenses

	December 31, 2021	December 31, 2020
Payroll and related expenses	$319,418	$286,789
Provision for vacation pay (1)	103,258	93,588
Provision for income tax, net of advances	94,799	19,401
Other income tax liabilities	10,858	923
Value added tax (“VAT”) payable	25,812	15,992
Provision for royalties	42,194	40,603
Provision for warranty and cost	201,282	226,589
Derivative instruments	16,270	22,579
Contingent purchase obligations	3,537	8,904
Provision for losses on long-term contracts	75,925	91,010
Privision for vendors on accrued expenses	84,406	79,254
IMI acquisition payment (2)	54,272	60,560
Other (3)	282,290	272,081
	$1,314,321	$1,218,273

(1)Long-term provision for vacation pay - see Note 20.
(2)See Note 1D(5).
(3)Includes provisions for estimated future costs in respect of (1) unbilled services of certain third parties, (2) probable loss from claims (legal or asserted) in the ordinary course of business and (3) damages caused by the items sold and claims as to the specific products ordered.